SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Project Assets) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Project assets	$ 8,221,927	$ 10,154,775
Module Cost [Member]
Project assets	2,227,804	2,816,687
Development [Member]
Project assets	$ 5,994,123	$ 7,338,088